Summary of Significant Accounting Policies - Schedule of Movements of Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Movements of Contract Liabilities [Abstract]
Opening balance	¥ 2,379,009		¥ 2,115,522
Addition of contract liabilities	3,468,237		2,379,009
Revenue recognition during the year	(2,379,009)		(2,115,522)
Ending balance of contract liabilities	¥ 3,468,237	$ 511,155	¥ 2,379,009